Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	000-55963
Entity Registrant Name	JS BEAUTY LAND NETWORK TECHNOLOGY INC.
Entity Central Index Key	0001745931
Entity Tax Identification Number	83-1365356
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 99, Taihu Road
Entity Address, Address Line Two	Yancheng
Entity Address, City or Town	Jiangsu Province
Entity Address, Country	CN
City Area Code	(778)
Local Phone Number	888-2886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	JSBL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false